UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6600

Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA                  May 15, 2012
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            41

Form 13F Information Table Value Total:       739,341
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 03/31/12
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

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None

ACORDA THERAPEUTICS INC         COM            00484M106    26,550   1,000,000  SH        Sole        n/a       1,000,000
ALERE INC                       COM            01449J105    20,808     800,000  SH        Sole        n/a         800,000
ALLOS THERAPEUTICS INC          COM            019777101     6,956   4,700,000  SH        Sole        n/a       4,700,000
ALNYLAM PHARMACEUTICALS INC     COM            02043Q107    14,172   1,280,231  SH        Sole        n/a       1,280,231
ANTHERA PHARMACEUTICALS INC     WARRANT        03674U102       288     400,000      CALL  Sole        n/a         400,000
AUXILIUM PHARMACEUTICALS INC    COM            05334D107    20,232   1,089,500  SH        Sole        n/a       1,089,500
BOSTON SCIENTIFIC CORP          COM            101137107    38,870   6,500,000  SH        Sole        n/a       6,500,000
CARDIONET INC                   COM            14159L103     7,289   2,366,412  SH        Sole        n/a       2,366,412
CAREFUSION CORP                 COM            14170T101    38,895   1,500,000  SH        Sole        n/a       1,500,000
CELGENE CORP                    RIGHTS         151020112     1,851     949,358      CALL  Sole        n/a         949,358
CONCEPTUS INC                   COM            206016107    25,334   1,761,762  SH        Sole        n/a       1,761,762
CROSS CTRY HEALTHCARE INC       COM            227483104     7,013   1,399,792  SH        Sole        n/a       1,399,792
DURECT CORP                     COM            266605104     1,200   1,500,000  SH        Sole        n/a       1,500,000
DYNAVAX TECHNOLOGIES CORP       WARRANT        268158102     6,187   1,735,500      CALL  Sole        n/a       1,735,500
ELAN CORP PLC                   COM            284131208     9,756     650,000  SH        Sole        n/a         650,000
ELAN CORP PLC                   COM            284131208     3,753     250,000      CALL  Sole        n/a         250,000
FOREST LABS INC                 COM            345838106    34,690   1,000,000  SH        Sole        n/a       1,000,000
GILEAD SCIENCES INC             COM            375558103    24,430     500,000      CALL  Sole        n/a         500,000
HCA HOLDINGS INC                COM            40412C101    37,110   1,500,000  SH        Sole        n/a       1,500,000
HEARTWARE INTL INC              COM            422368100     6,320      96,207  SH        Sole        n/a          96,207
KINDRED HEALTHCARE INC          COM            494580103     3,456     400,000  SH        Sole        n/a         400,000
LIFEPOINT HOSPITALS INC         COM            53219L109    13,804     350,000  SH        Sole        n/a         350,000
LILLY ELI & CO                  COM            532457108    28,186     700,000      CALL  Sole        n/a         700,000
MASIMO CORP                     COM            574795100    23,380   1,000,000  SH        Sole        n/a       1,000,000
MEDICINES CO                    COM            584688105     8,670     432,000  SH        Sole        n/a         432,000
MYLAN INC                       COM            628530107    35,175   1,500,000  SH        Sole        n/a       1,500,000
NATUS MEDICAL INC DEL           COM            639050103    22,223   1,862,788  SH        Sole        n/a       1,862,788
RITE AID CORP                   COM            767754104     8,700   5,000,000  SH        Sole        n/a       5,000,000
SEQUENOM INC                    COM            817337405    20,350   5,000,000  SH        Sole        n/a       5,000,000
TENET HEALTHCARE CORP           COM            88033G100    15,930   3,000,000  SH        Sole        n/a       3,000,000
TEVA PHARMACEUTICAL INDS LTD    COM            881624209    49,566   1,100,000  SH        Sole        n/a       1,100,000
TEVA PHARMACEUTICAL INDS LTD    COM            881624209    45,060   1,000,000      CALL  Sole        n/a       1,000,000
UNIVERSAL HEALTH SVCS INC       CL B           913903100    29,337     700,000  SH        Sole        n/a         700,000
VANGUARD HEALTH SYS INC         COM            922036207    26,805   2,718,554  SH        Sole        n/a       2,718,554
VIROPHARMA INC                  RIGHTS         928241108       460     968,341      CALL  Sole        n/a         968,341
VIROPHARMA INC                  RIGHTS         928241108         0     968,341      CALL  Sole        n/a         968,341
WALGREEN CO                     COM            931422109    21,768     650,000  SH        Sole        n/a         650,000
WARNER CHILCOTT PLC IRELAND     COM            G94368100    18,491   1,100,000  SH        Sole        n/a       1,100,000
WORLD HEART CORP                COM            980905400       451   1,639,345  SH        Sole        n/a       1,639,345
WRIGHT MED GROUP INC            COM            98235T107    28,298   1,464,717  SH        Sole        n/a       1,464,717
ZIMMER HLDGS INC                COM            98956P102     7,527     117,100      PUT   Sole        n/a         117,100

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